Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Pro Forma Results of Operations	Pro forma results of operations for the year ended December 31, 2011 are as follows (in thousands, unaudited):
Year Ended December 31, 2011
Revenues	$78,201
Net loss	8,643